BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	5.0	8	$5,637	$6,083	4.9	8	$5,412	$6,108
Wind	3.6	9	2,638	2,864	3.8	10	3,041	3,428
Solar	3.5	12	3,715	4,131	3.4	12	3,480	4,038
Energy transition	3.7	12	943	1,009	3.8	12	926	1,021
Total	4.2	9	$12,933	$14,087	4.1	10	$12,859	$14,595
Add: Unamortized premiums(1)			55				56
Less: Unamortized financing fees(1)			(80)				(93)
Less: Current portion			(927)				(775)
			$11,981				$12,047
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.